Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency translation description	The functional currency of certain subsidiaries was the British Pound (“GBP”) (1.2345 and 1.2098 GBP to 1 US dollar, each as of March 31, 2023 and December 31, 2022, respectively) for balance sheet accounts, while expense accounts are translated at the weighted average exchange rate for the period (1.2138 and 1.3413 GBP to 1 US dollar for each of the three months ended March 31, 2023 and 2022, respectively). Equity accounts are translated at historical exchange rates. The resulting translation adjustments are recognized in stockholders’ equity as a component of accumulated other comprehensive income.		The functional currency of certain subsidiaries is the Canadian Dollar (“CAD”) or British Pound (“GBP”). Assets and liabilities are translated based on the exchange rates at the balance sheet date (0.7369 and 0.7874 for the CAD, 1.2098 and 1.3510 for the GBP as of December 31, 2022 and 2021, respectively), while expense accounts are translated at the weighted average exchange rate for the period (0.7689 and 0.7977 for the CAD, and 1.2173 and 1.3753 for the GBP for the years ended December 31, 2022 and 2021, respectively). Equity accounts are translated at historical exchange rates. The resulting translation adjustments are recognized in stockholders’ equity as a component of accumulated other comprehensive income.
Other comprehensive gain (loss)	$ 663	$ (728,081)	$ (3,702,963)	$ 180,554
Foreign currency transaction gain loss	(1,117)	$ (142)	(12,777)	(69)
Restricted cash			25,079
Incurred expenses			2,191,834	1,000,769
Research and development expenses	81,771		240,731	$ 2,947,536
Carrying amount	$ 9,063,000		12,405,084
Fair market value			9,063,000
Assets impaired			3,342,084
Total asset balance			9,063,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Carrying amount			1,462,084
Fair market value			0
Assets exceeded market values			1,462,084
Asset balances CBR pharma subsidiary			0
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Carrying amount			10,943,000
Fair market value			9,063,000
Assets exceeded market values			1,880,000
Asset balances CBR pharma subsidiary			$ 9,063,000